Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 27: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 27.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2024	2023	2022
Income
Dividends from subsidiaries	$18,600	22,300	14,590
Interest income from subsidiaries	11,199	10,845	4,759
Other income	527	217	(51)
Total income	30,326	33,362	19,298
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	2,291	2,567	1,124
Long-term debt	11,033	9,909	4,994
Noninterest expense	1,151	504	2,043
Total expense	14,475	12,980	8,161
Income before income tax benefit and equity in undistributed income of subsidiaries	15,851	20,382	11,137
Income tax benefit	(1,747)	(1,076)	(1,497)
Equity in undistributed income of subsidiaries	2,124	(2,316)	1,043
Net income	$19,722	19,142	13,677
Other comprehensive income (loss) (1)	(596)	1,782	(11,616)
Total comprehensive income	$19,126	20,924	2,061
(1)Includes other comprehensive income (loss) of subsidiaries, particularly related to debt securities.

Table 27.2: Parent-Only Balance Sheet

(in millions)	Dec 31, 2024	Dec 31, 2023
Assets
Cash, cash equivalents, and restricted cash due from subsidiary banks	$20,991	15,856
Loans to nonbank subsidiaries	185,269	187,306
Investments in subsidiaries (1)	162,913	161,698
Other	10,331	11,327
Total assets	$379,504	376,187
Liabilities and equity
Accrued expenses and other liabilities	$8,380	8,933
Long-term debt	146,851	148,053
Indebtedness to nonbank subsidiaries	45,153	33,466
Total liabilities	200,384	190,452
Stockholders’ equity	179,120	185,735
Total liabilities and equity	$379,504	376,187
(1)Includes indirect ownership of bank subsidiaries with equity of $169.6 billion and $166.3 billion at December 31, 2024 and 2023, respectively.
Table 27.3: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2024	2023	2022
Cash flows from operating activities:
Net cash provided (used) by operating activities	$18,308	25,972	(4,575)
Cash flows from investing activities:
Loans:
Capital notes and term loans made to subsidiaries	(3,904)	(5,420)	(3,567)
Principal collected on notes/loans made to subsidiaries	4,510	1,730	4,062
Other, net	1	40	(268)
Net cash provided (used) by investing activities	607	(3,650)	227
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	11,687	(14,238)	8,153
Long-term debt:
Proceeds from issuance	17,518	19,070	26,520
Repayment	(15,684)	(9,311)	(17,618)
Preferred stock:
Proceeds from issuance	1,997	1,722	—
Redeemed	(2,840)	(1,725)	—
Cash dividends paid	(1,099)	(1,141)	(1,115)
Common stock:
Repurchased	(19,448)	(11,851)	(6,033)
Cash dividends paid	(5,133)	(4,789)	(4,178)
Other, net	(778)	(374)	(344)
Net cash provided (used) by financing activities	(13,780)	(22,637)	5,385
Net change in cash, cash equivalents, and restricted cash	5,135	(315)	1,037
Cash, cash equivalents, and restricted cash at beginning of period	15,856	16,171	15,134
Cash, cash equivalents, and restricted cash at end of period	$20,991	15,856	16,171